Accumulated Other Comprehensive income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net unrealized gains on investment in securities, tax	¥ (3,579)	¥ 15,416	¥ (9,529)
Reclassification adjustment included in net income, tax	9,582	8,501	4,225
Defined benefit pension plans, tax	2,969	3,960	1,547
Reclassification adjustment included in net income, tax	(15)	85	91
Foreign currency translation adjustments, tax	(2,921)	7,000	1,739
Reclassification adjustment included in net income, tax	0	120	17
Net unrealized gains (losses) on investment in securities, tax	2,037	971	(31)
Reclassification adjustment included in net income, tax	¥ (341)	¥ (716)	¥ (298)